INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 3 -INVENTORIES Composition: (USD in thousands)
	June 30,	December 31,
	2 0 2 2	2 0 2 1

Raw materials	24	32
Finished goods	42	42
	66	74

NOTE 3  -INVENTORIES

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Raw materials	32	-
Finished goods	42	-
	74	-

The Company did not record inventory write-offs during the years ended December 31, 2021 and the period from March 22, (Inception) to December 31, 2020.